Series B Debentures, Net of Current Maturities (Details) - Schedule of Series B debentures, net of current maturities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Series B debentures, net of current maturities [Abstract]
Series B Debentures	$ 69,287	$ 79,185
Less: Current maturities	(9,898)	(9,898)
Less: Unamortized debt discounts and issuance costs	(539)	(710)
Total	$ 58,850	$ 68,577